Income Tax - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Other current tax liabilities	€ 155	€ 23
+ Income tax expense (benefit)	340	380	€ (116)
Deferred tax liabilities	145	455
Tax loss carry forwards	(528,233)	(523,392)	(489,157)
Taxable profit limit	€ 1,000
Percentage of profit exceeding limit offsetting taxable profit	50.00%
Deferred tax assets	€ 1,669
Tax effect of tax losses	2,520	7,832	7,037
Deferred tax liability (asset)	(145)	(455)	(510)
Impact on equity	10	0
Impact on the profit/loss	300	55
OCEANE
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	540	1,183	1,770
Deferred tax assets	395	842	1,260
OCEANE | Impact Attributable To Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Impact on equity	10	0
Impact on the profit/loss	634	586
OCEANE | Impact Attributable To Deferred Tax Assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Impact on equity	0	0
Impact on the profit/loss	447	418
Exceptional Depreciation on acquisition costs
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	0	113	€ 0
Exceptional Depreciation on acquisition costs | Impact Attributable To Deferred Tax Liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Impact on equity	0	0
Impact on the profit/loss	€ 113	€ (113)